Available-for-sale Investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Apr. 30, 2015 USD ($)	Apr. 30, 2015 CNY (¥)	Dec. 31, 2014
Available-for-sale Investments
Gain on disposal of ordinary shares and Class A ordinary shares and acquisition of Series C preferred shares			¥ 4,643
Fair value of available-for-sale investments		¥ 939,432		$ 183,873	¥ 1,196,330
Particle
Available-for-sale Investments
Percentage of equity interests owned by the Company on an as-if converted basis			46.95%	41.80%	41.80%			18.42%
Gain on disposal of ordinary shares and Class A ordinary shares and acquisition of Series C preferred shares			¥ 4,600
Total unrealized gains on available-for-sale investments recorded in accumulated other comprehensive income		303,500		$ 96,100	¥ 625,000
Fair value of available-for-sale investments		939,400		$ 183,900	¥ 1,196,300
Series C convertible redeemable preferred shares | Particle
Available-for-sale Investments
Cash consideration						$ 30,000	¥ 183,500
Ordinary shares and Class A ordinary shares | Particle
Available-for-sale Investments
Cash consideration						$ 27,600	¥ 168,500
Series D1 convertible redeemable preferred shares | Particle
Available-for-sale Investments
Aggregate amount of converting convertible loans due from related party	$ 20,700	¥ 143,800